LEASE - Summary of future minimum lease payments under non-cancelable operating lease agreements consist (Details) - Dec. 31, 2023	CNY (¥)	USD ($)
LEASE
1 year (Including 1 year)	¥ 8,814,068	$ 1,241,436
1 year to 2 years (Including 2 years)	9,079,002	1,278,751
2 years to 3 years (Including 3 years)	8,973,055	1,263,828
3 years to 4 years (Including 4 years)	9,722,110	1,369,331
4 years to 5 years (Including 5 years)	9,909,374	1,395,706
Over 5 years	13,542,624	1,907,439
Total lease payments	60,040,233	8,456,491
Less: imputed interest	(10,208,418)	(1,437,826)
Present value of lease liabilities	¥ 49,831,815	$ 7,018,665